UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2009

Date of reporting period:  May 31, 2009

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2009

Investment Adviser

Thunderstorm Mutual Funds, LLC
101 Federal Street, Suite 1900
Boston, MA 02110

Phone: 1-877-6-DORFMAN
www.dorfmanvalue.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	6

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	10

STATEMENT OF ASSETS AND LIABILITIES	13

STATEMENT OF OPERATIONS	14

STATEMENT OF CHANGES IN NET ASSETS	15

FINANCIAL HIGHLIGHTS	16

NOTES TO FINANCIAL STATEMENTS	17

ADDITIONAL INFORMATION	23

Dear Fellow Shareholder,

Thunderstorm Value Fund (formerly Dorfman Value Fund) enjoyed good performance both relatively and absolutely in the first half of fiscal 2009.  That period included the six months ended May 31, 2009.  For the period, the fund achieved a total return of 8.04%, while the Standard & Poor’s 500 Index returned 4.05%, including reinvested dividends.

Rarely in my lifetime do I expect to see another period like the six months that ended in May.  The early part of the period, up through March 9, 2009, saw the culmination of the savage bear market of 2007-2009.  From November 30, 2008 through March 9, 2009, the Standard & Poor’s 500 Index declined by 23.83% on a total return basis.  The fund’s return was very similar, with a decline of 23.51%.  Then stocks rallied vigorously.  From March 9, 2009 through May 30, 2009, the S&P 500 advanced 36.61% including dividends.  For that period, the fund gained 41.25%.

By May 30, there were several signs that the economic deep freeze that had prevailed for 18 months might be thawing.  The Conference Board’s index of leading (predictive) economic indicators rose in April and May, after being in a downtrend since July of 2007.  As of May 30, the six-month rate of change in the index was positive for the first time since the U.S. recession began.

Stock-market performance is one component of the index of leading indicators, and property so, since stocks usually start to rise three to nine months before an economic upturn.  Therefore the good performance of stocks in March, April and May was also a constructive sign.

Economic prediction is a notoriously inexact science – or perhaps an inexact art.  I am managing the fund’s portfolio on the working hypothesis that the recession which began in December 2007 will end during the second half of calendar year 2009.  I expect to alter the tone of the portfolio to become less defensive and more aggressive as the year progresses.

Name Change
As of May 31, 2009, the fund – then called Dorfman Value Fund – was preparing for a name change.  The change took effect June 30.  Dorfman Value Fund is now Thunderstorm Value Fund.  The impetus for the name change was marketing, and specifically brand recognition.  At Thunderstorm Capital LLC, parent to Thunderstorm Mutual Funds LLC (which manages the fund), it occurred to us that we were offering products to the investing public under three different brands.  That seemed too diffuse an approach.  So we decided to consolidate all of our investment programs under one brand, and make all the names begin with the word “Thunderstorm.”

Portfolio Strategy
The character of the fund’s portfolio slowly evolved during the six months ended May 30, 2009.  During the bear market year 2008 we had taken three steps to give the portfolio a defensive cast.

•	We had elevated the fund’s cash level to more than double our intended normal level of 4%.

•	We had put unusually large weight on health care stocks.

•	We had included a utility stock in the portfolio, which will not necessarily be standard practice. Both health care and utilities are generally considered defensive groups.

During the six months that ended May 31, we slowly reduced the cash level, although it was still a bit above normal at the end of the period.  In May, we parted with our utility stock, Westar Energy.  In March we lightened up a bit on our health-care holdings. All of these steps were part of a gradual shift from a very defensive posture to what we see as a moderately aggressive one.

We emphasized materials and industrial stocks during the six month period, and expect to continue this emphasis for some time.  If the economy recovers as we anticipate, we think these groups would be robust performers.  Materials stocks also could benefit from inflation.  In our view, the risk of high inflation has increased because of the large spending programs the U.S. government has undertaken as part of its efforts to stimulate the economy and to rescue several famous but troubled institutions such as Bank of America, Chrysler, Citigroup, Fannie Mae, Freddie Mac and General Motors.

We increased our exposure to materials stocks with the April 2009 purchase of shares in BHP Billiton of Melbourne, Australia, the world’s largest mining company, and the December 2008 purchase of shares in Mosaic, a fertilizer producer with headquarters in Plymouth, Minnesota.  We increased our exposure to energy in March 2009 by buying shares of Oceaneering International, an oil-service company serving offshore rigs.

In 2008 we chose to be light on information-technology stocks.  In the first five months of 2009 we increased our technology exposure by adding four new positions:  Analog Devices, a maker of specialty semiconductors; Autodesk, a maker of software used by designers and engineers; Garmin Ltd., a maker of global position system (GPS) devices; and Western Digital, a maker of personal-computer disk drives.  We also added to our holding of Microsoft and Perot Systems.

Portfolio Changes
In addition to the portfolio changes discussed above, we took several actions during the semi-annual period based on the fundamentals and valuations of individual securities.

In December, we initiated a position in General Dynamics, a maker of tanks, planes and other military equipment.  While the war in Iraq may be winding down, we believe that military engagements in other theatres will occur over the next five years.  We sold Palm, a maker of smart phones, because its debt had climbed to a level greater than stockholders’ equity.

In January, we sold Novellus Systems, a semiconductor maker whose earnings had been in a declining trend.

In February we sold four stocks because we were concerned about declining earnings:  Arch Capital Group, Lexmark International, Mercury General and St. Mary Land & Exploration.  We sold Credicorp because we had some issues about how management compensates itself.

In March we bought shares of Lindsay, a maker of agricultural sprinkling systems.  I have wanted to own Lindsay for years.  The bear market of 2007-2009 finally brought it within my preferred price range.  We sold Autoliv and Banco Latinoamericano because they had experienced some deterioration in earnings.

In April we initiated a position in Mobile Telesystems, a large mobile-phone carrier in Russia.  We sold our holdings in Columbia Sportswear, Freightcar America and Schnitzer Steel because earnings were weaker than I had hoped for.  We added to our holding in United States Steel.

In May we sold Goldman Sachs and Apache shares because their price/earnings ratios rose above our guidelines – through appreciation in the case of Goldman, and through declining earnings in the case of Apache.

Fund Facts
Thunderstorm Value Fund is an all-cap value stock fund which commenced operations on December 31, 2007.  It is managed by the Adviser, Thunderstorm Mutual Funds LLC in Boston, Massachusetts.  John Dorfman is portfolio manager, and has been so since inception.  The fund is a part of the Trust for Professional Managers, for which US Bancorp Fund Services in Milwaukee, Wisconsin, serves as custodian and administrator.  As of May 31, 2009, the fund had 76 shareholder accounts and net assets of $9,160,242.

We thank you for the trust you have shown in us by letting us manage a portion of your investment portfolio.

Cordially,

John Dorfman
Portfolio Manager

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not intended to be a forecast or future events, a guarantee of future results, nor investment advice.

Please refer to the prospectus for important information about the investment company including objectives, risks, charges, and expenses. Read and consider it carefully before investing. You may obtain a hard copy of the prospectus by calling 1-877-374-3888 or by visiting www.thunderstormvalue.com.

Mutual fund investing involves risk. Principal loss is possible.  The fund will invest in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The fund will invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.  Current and future holdings are subject to risk.  For a complete list of the fund’s holdings, please refer to the Schedule of Investments found on page 10 of this report.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Price to Earnings Ratio (P/E) is a common tool for comparing prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Thunderstorm Value Fund is distributed by Quasar Distributors, LLC 7/09

Dorfman Value Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/08–5/31/09.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dorfman Value Fund
Expense Example (Continued)
(Unaudited)

	Dorfman Value Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2008-
	December 1, 2008	May 31, 2009	May 31, 2009*
Actual	$1,000.00	$1,080.40	$10.32
Hypothetical (5% return
before expenses)	$1,000.00	$1,015.01	$10.00

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Dorfman Value Fund
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation.

Sector Breakdown
% of Investments

Total Returns as of May 31, 2009

	Dorfman	S&P 500
	Value Fund	Index
Six Months	8.04%	4.05%
Annualized Since Inception (12/31/07)	-21.92%	-26.33%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-6-DORFMAN or by visiting our web site, www.dorfmanvalue.com.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Continued

Dorfman Value Fund
Investment Highlights (Continued)
(Unaudited)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

Dorfman Value Fund

Schedule of Investments

May 31, 2009 (Unaudited)

	Shares	Value
Common Stocks 95.34%
Aerospace & Defense 6.64%
Ceradyne, Inc. (a)	4,000	$90,400
General Dynamics Corp.	6,600	375,540
Ladish, Inc. (a)	12,000	141,480
		607,420
Auto Components 0.77%
NGK Spark Plug Co.	8,000	70,109

Chemicals 3.25%
Mosaic Co.	3,500	191,450
OM Group, Inc. (a)	4,000	106,000
		297,450
Commercial Banks 1.66%
Cullen Frost Bankers, Inc.	3,106	152,039

Computers & Peripherals 2.17%
Western Digital Corp. (a)	8,000	198,800

Electrical Equipment 1.42%
Powell Industries, Inc. (a)	3,300	129,657

Electronic Equipment and Instruments 2.58%
Garmin Ltd.	11,300	235,944

Energy Equipment & Services 1.85%
Oceaneering International, Inc. (a)	3,300	169,686

Food Products 7.64%
Cal-Maine Foods, Inc.	4,000	97,760
Nestle SA	9,000	326,184
Seaboard Corp.	256	274,944
		698,888
Health Care Equipment & Supplies 2.08%
Kinetic Concepts, Inc. (a)	7,342	190,378

Hotels, Restaurants & Leisure 1.95%
Carnival Corp.	7,000	178,080

Industrial Conglomerates 2.80%
Jardine Matheson Holdings Ltd.	10,000	256,000

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
Insurance 3.85%
Berkshire Hathaway Inc.—Class A (a)	3	$274,800
Berkshire Hathaway Inc.—Class B (a)	26	77,272
		352,072
IT Services 2.69%
Perot Systems Corp. (a)	18,000	245,880

Machinery 3.34%
Baldwin Technology, Inc. (a)	52,000	52,000
Lindsay Manufacturing Co.	5,000	159,300
Twin Disc, Inc.	13,000	94,120
		305,420
Media 1.70%
Time Warner, Inc.	6,666	156,118

Metals & Mining 9.87%
BHP Billiton Ltd.	13,000	360,868
Commercial Metals Co.	15,880	269,484
United States Steel Corp.	8,000	272,640
		902,992
Oil, Gas & Consumable Fuels 8.78%
Devon Energy Corp.	4,800	303,552
Overseas Shipholding Group Inc.	4,300	145,426
Tsakos Energy Navigation Ltd.	15,720	354,329
		803,307
Pharmaceuticals 15.14%
AstraZeneca Plc—ADR	9,000	375,480
King Pharmaceuticals, Inc. (a)	33,170	313,788
Merck & Co., Inc.	12,000	330,960
Pfizer, Inc.	24,000	364,560
		1,384,788
Semiconductor & Semiconductor Equipment 4.00%
Analog Devices, Inc.	15,000	366,150

Software 8.07%
Autodesk, Inc. (a)	13,000	278,980
Microsoft Corp.	22,000	459,580
		738,560

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Schedule of Investments (Continued)

May 31, 2009 (Unaudited)

	Shares	Value
Wireless Telecommunication Services 3.09%
China Mobile Ltd.—ADR	9,000	$87,885
Mobile Telesystems—ADR (a)	4,700	195,003
		282,888
Total Common Stocks (Cost $10,027,817)		8,722,626

	Principal
	Amount
SHORT-TERM INVESTMENTS 7.75%
AIM Liquid Assets Portfolio
0.956%(b)	$708,869	708,869
Total Short-Term Investments (Cost $708,869)		708,869
Total Investments (Cost $10,736,686) 103.09%		9,431,495
Liabilities in Excess of Other Assets (3.09)%		(282,289)
TOTAL NET ASSETS 100.00%		$9,149,206

Percentages are stated as a percent of net assets.

ADRAmerican Depository Receipt
(a)	Non Income Producing.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2009.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statement of Assets and Liabilities

May 31, 2009 (Unaudited)

Assets
Investments, at value (cost $10,736,686)	$9,431,495
Dividends and interest receivable	16,552
Receivable for investments sold	71,155
Other assets	7,401
Total Assets	9,526,603

Liabilities
Payable for investments purchased	338,154
Payable to Affiliates	24,338
Payable to Advisor	301
Accrued expenses and other liabilities	14,604
Total Liabilities	377,397
Net Assets	$9,149,206

Net Assets Consist Of:
Paid-in capital	$11,944,517
Undistributed net investment income	41,821
Accumulated net realized loss	(1,532,098)
Net unrealized depreciation on:
Investments and foreign currency translation	(1,305,034)
Net Assets	$9,149,206

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,350,459

Net asset value and offering price per share	$6.77

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statement of Operations

For the Six Months Ended May 31, 2009 (Unaudited)

Investment Income
Dividend income(1)	$125,259
Interest income	4,264
Total Investment Income	129,523

Expenses
Advisory fees	42,312
Administration fees	15,510
Transfer agent fees and expenses	13,687
Fund accounting fees	12,982
Audit and tax fees	12,112
Federal and state registration fees	10,009
Custody fees	5,160
Chief Compliance Officer fees and expenses	4,173
Reports to shareholders	3,482
Legal fees	2,732
Trustees’ fees and related expenses	1,200
Other expenses	1,166
Total Expenses	124,525
Less waivers and reimbursement by Adviser	(40,323)
Net Expenses	84,202

Net Investment Income	45,321

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,655,788)
Foreign currency translation	(2,052)
Change in net unrealized appreciation (depreciation) on:
Investments	3,129,598
Foreign currency translation	36,381
Net Realized and Unrealized Gain on Investments	508,139
Net Increase in Net Assets from Operations	$553,460

(1)	Net of $1,653 in withholding tax.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2009	Period Ended
	(Unaudited)	November 30, 2008(1)
From Operations
Net investment income	$45,321	$33,335
Net realized loss on investments
and foreign currency	(2,657,840)	(454,157)
Change in net unrealized
appreciation/depreciation on investments
and foreign currency translation	3,165,979	(4,471,013)
Net increase (decrease) in
net assets from operations	553,460	(4,891,835)

From Distributions
Net investment income	(41,129)	—
Net realized gain on investments	(297,456)	—
Net decrease in net assets resulting
from distributions paid	(338,585)	—

From Capital Share Transactions
Proceeds from shares sold	534,246	15,025,233
Net asset value of shares issued in reinvestment
of distributions to shareholders	334,755	—
Payments for shares redeemed	(1,421,648)	(646,420)
Net increase (decrease) in net assets
from capital share transactions	(552,647)	14,378,813

Total Increase (Decrease) in Net Assets	(337,772)	9,486,978

Net Assets
Beginning of period	9,486,978	—
End of period	$9,149,206	$9,486,978

Undistributed net investment
income included in net assets	$41,821	$37,629

(1)	The Fund commenced operations on December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2009	Period Ended
	(Unaudited)	November 30, 2008(1)

Net Asset Value, Beginning of Period	$6.52	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.02
Net realized and unrealized
gain (loss) on investments	0.46	(3.50)
Total from Investment Operations	0.50	(3.48)

Less distributions paid:
From net investment income	(0.03)	—
From net realized gain on investments	(0.22)	—
Total distributions paid	(0.25)	—
Net Asset Value, End of Period	$6.77	$6.52
Total Return(2)	8.04%	(34.80)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,149	$9,486
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	2.94%	2.43%
After waiver and expense reimbursement(3)	1.99%	1.99%
Ratio of net investment income
to average net assets:
Before waiver and expense reimbursement(3)	0.12%	(0.14)%
After waiver and expense reimbursement(3)	1.07%	0.30%
Portfolio turnover rate(2)	44.85%	22.49%

(1)	The Fund commenced operations on December 31, 2007.
(2)	Not annualized for periods less than a full year.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Dorfman Value Fund
Notes to Financial Statements
May 31, 2009 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Dorfman Value Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on December 31, 2007.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)   Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Dorfman Value Fund
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Assets:
Securities	$9,431,495	$9,431,495	$0	$0
Total	$9,431,495	$9,431,495	$0	$0

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The Fund did not invest in any derivative instruments during the period ended May 31, 2009.

(b)   Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)   Distributions to Shareholders

The Fund will distribute net investment income and net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Dorfman Value Fund
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)   Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)   Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)   Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)   Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(h)   Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Dorfman Value Fund
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(i)   New Accounting Pronouncements

In April 2009, FASB Staff Position 157-4, “Determining Fair Value when the Volume and Level of Activity” for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly, was issued and is effective for periods ending after June 15, 2009.  FASB Staff Position 157-4 is intended to provide additional guidance for estimating fair value in accordance with SFAS No. 157, when the volume and level of activity for the asset or liability have significantly decreased.  This FASB Staff Position also provides guidance on identifying circumstances that indicate a transaction is not orderly.  At this point, management is evaluating the implications of FASB Staff Position 157-4 and the impact, if any, on the Fund’s financial statements.

(3)	Federal Tax Matters

As of November 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$12,621,835
Gross tax unrealized appreciation	1,156,068
Gross tax unrealized depreciation	(4,501,340)
Net tax unrealized depreciation	$(3,345,272)
Undistributed ordinary income	37,629
Undistributed long-term capital gain	297,457
Total distributable earnings	$335,086
Other accumulated gains/losses	—
Total accumulated losses	$(3,010,186)

The difference between book basis and tax basis of investments is attributable mainly to securities transferred in kind.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income	$4,294
Accumulated Net Realized Gain	1,877,355
Paid-In Capital	(1,881,649)

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of

Dorfman Value Fund
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

November 30, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At November 30, 2008, the fiscal tax year 2008 remains open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, which became effective on December 31, 2007, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.99% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended May 31, 2009, expenses of $40,323 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expense subject to potential recovery expiring in:

2011	$48,817
2012	$40,323

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended
	May 31, 2009	Period Ended
	(Unaudited)	November 30, 2008(1)
Shares sold	82,281	1,547,627
Shares issued to holders in reinvestment
of distribution	52,469	—
Shares redeemed	(240,197)	(91,721)
Net increase (decrease)	(105,447)	1,455,906

(1)	The Fund commenced operations on December 31, 2007.

Dorfman Value Fund
Notes to Financial Statements (Continued)
May 31, 2009 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Fund for the period ended May 31, 2009, are listed below. The Fund did not have any purchases or sales of long-term U.S. Government securities.

Purchases	$3,520,324
Sales	$4,225,967

(8)	Subsequent Event

Effective June 30, 2009, the name of the Fund was changed to Thunderstorm Value Fund.  The Fund’s website address was also changed to www.thunderstormvalue.com.  In addition, effective July 17, 2009, the Fund’s phone number has changed to 877-374-3888.

Dorfman Value Fund
Additional Information
(Unaudited)

Information about Trustees

The Business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-888-6-DORFMAN.

Independent Trustees

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	1	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 54		2001	Marquette University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios)
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	1	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(2000–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios)
(1990–1999).

Dorfman Value Fund
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Interested Trustees and Officers

Joseph C. Neuberger(2)	Chairperson,	Indefinite	Executive Vice	1	Trustee,
615 E. Michigan St.	President	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios)

John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President,	Term; Since	and Compliance,
Milwaukee, WI 53202	Treasurer	January 11,	U.S. Bancorp Fund
Age: 51	and	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer	January 23,	Officer, U.S.
Age: 40+		2009	Bancorp Fund
Services, LLC
(2008–present);
Attorney, Investment
Management,
Quarles & Brady, LLP
(2007–2008);
Student, University
of Pennsylvania
(2004–2007).

Dorfman Value Fund
Additional Information (Continued)
(Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Position(s)	Office and	Occupation(s)	Complex(1)	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present)

(1)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

(2)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

This Page Intentionally Left Blank.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Dorfman Value Fund has adopted proxy voting policies and procedures that delegate to Thunderstorm Mutual Funds, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Dorfman Value’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-6-DORFMAN. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-888-6-DORFMAN or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

DORFMAN VALUE FUND

Investment Adviser	Thunderstorm Mutual Funds, LLC
101 Federal Street, Suite 1900
Boston, Massachusetts 02110

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public
Accounting Firm	Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and
Fund Administrator	U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date     July 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date      July 31, 2009

By (Signature and Title)    /s/ John Buckel
John Buckel, Treasurer

Date      July 31, 2009